Shareholder Report, Holdings (Details) - VistaShares Animal Spirits Daily 2X Strategy ETF	Oct. 31, 2025
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Coinbase Global, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Strategy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Cash & Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.80%
Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.80%